Accounts Receivable, Net	12 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Accounts Receivable, Net

Note 7 — Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2013	2012
Accounts receivable — billed	$587,928	$573,090
Accounts receivable — unbilled	110,626	130,697
Less — allowances	(20,335)	(16,564)

Accounts receivable, net	$678,219	$687,223